Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 348	$ 284	$ 626
Income before taxes and equity in undistributed earnings	14,749	8,595	7,540
INCOME TAX EXPENSE	6,551	1,884	1,632
Net income	8,198	6,711	5,908
Comprehensive Income, Net of Tax	10,084	2,104	5,934
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	5,412	28,598	4,574
Net realized gain (loss) on sales of securities	130
Other interest income	8	12	11
Total Revenues	5,550	28,610	4,585
Expenses	511	1,347	313
Income before taxes and equity in undistributed earnings	5,039	27,263	4,272
INCOME TAX EXPENSE	(127)	(225)	(103)
Income before equity in undistributed earnings	5,166	27,488	4,375
Equity in undistributed earnings of subsidiary	3,032	(20,777)	1,533
Net income	8,198	6,711	5,908
Comprehensive Income, Net of Tax	$ 10,084	$ 2,104	$ 5,934